Document and Entity Information	Jun. 08, 2022
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Jun. 08, 2022
Entity File Number	001-38504
Entity Registrant Name	EVO Payments, Inc.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	82-1304484
Entity Address, Address Line One	Ten Glenlake Parkway
Entity Address, Adress Line Two	South Tower
Entity Address, Address Line Three	Suite 950
Entity Address, City or Town	Atlanta
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30328
City Area Code	770
Local Phone Number	336-8463
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	EVOP
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001704596
Amendment Flag	false